Related party disclosures (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Condensed Consolidated Interim Financial Statements
% equity interest
Valour Inc	100
Valour Europe AG	100
DeFi Middle East DMCC	100
Stillman Digital Inc.	100
Valour Funds SPC	100
Valour Digital Securities Limited	0

Schedule of Remuneration of Directors and Other Members of Key Management Personnel

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Short-term benefits	$948,874	$1,355,048	$4,677,008	$2,473,981
Shared-based payments	1,151,269	471,665	3,093,602	1,385,945
	$2,100,143	$1,826,713	$7,770,610	$3,859,926

Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment

Investment	Nature of relationship to investment	Estimated Fair Value
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	$199,875
Total investment - September 30, 2026		$199,875

Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2025		$1,199,875

*	Private company

Schedule of Transactions and Balances with Related Parties

September 30, 2026
Revenue from fee-sharing arrangement with Neuronomics	$3,691
Operating support expense payable to Neuronomics	(5,000)
Payable to Neuronomics	(1,309)
Investment in Smart Crypto Fund	10,002,073